Business Combinations - Acquisitions Contributed of Pro Forma Information Revenue and Net Earnings Before Tax (Detail) - USD ($)			12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Dec. 31, 2017
Disclosure of revenue [line items]
Revenue	$ 120,600,000	$ 90,800,000	$ 30,965,277
Net earnings (loss) before tax	$ 29,100,000	$ 24,300,000	10,257,085
Amortization			8,945,280
Business acquisition [member]
Disclosure of revenue [line items]
Revenue			34,594,071
Net earnings (loss) before tax			12,946,513
Amortization			9,691,381
DDAB LLC [member] | Business acquisition [member]
Disclosure of revenue [line items]
Revenue			3,539,116
Net earnings (loss) before tax			(452,290)
Amortization			2,297,852
Osceola Gastroenterology Anesthesia Associates, LLC [member] | Business acquisition [member]
Disclosure of revenue [line items]
Revenue			2,311,062
Net earnings (loss) before tax			(117,225)
Amortization			1,133,940
West Florida Anesthesia Associates, LLC [member] | Business acquisition [member]
Disclosure of revenue [line items]
Revenue			3,158,282
Net earnings (loss) before tax			1,210,154
Amortization			707,079
Central Colorado Anesthesia Associates, LLC [member] | Business acquisition [member]
Disclosure of revenue [line items]
Revenue			12,178,353
Net earnings (loss) before tax			6,670,023
Amortization			2,209,781
Raleigh Sedation Associates, LLC & Blue Ridge Sedation Associates, PLLC [member] | Business acquisition [member]
Disclosure of revenue [line items]
Revenue			10,801,852
Net earnings (loss) before tax			4,589,574
Amortization			2,842,729
Alamo Sedation Associates, LLC [member] | Business acquisition [member]
Disclosure of revenue [line items]
Revenue			2,605,406
Net earnings (loss) before tax			1,046,277
Amortization			500,000
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member]
Disclosure of revenue [line items]
Revenue			18,573,853
Net earnings (loss) before tax			9,042,159
Amortization			3,298,411
Community Anesthesia, PLLC ("Community") [member]
Disclosure of revenue [line items]
Revenue			7,733,243
Net earnings (loss) before tax			(601,708)
Amortization			4,195,889
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member]
Disclosure of revenue [line items]
Revenue			4,658,181
Net earnings (loss) before tax			1,816,634
Amortization			$ 1,450,980